As filed with the Securities and Exchange Commission on March 27, 2008

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  (811-07493)

The Hennessy Funds, Inc.
(Exact name of registrant as specified in charter)

7250 Redwood Blvd., Suite 200
Novato, CA 94945
(Address of principal executive offices) (Zip code)

Neil J. Hennessy
Hennessy Advisors, Inc.
7250 Redwood Blvd., Suite 200
Novato, CA 94945
 (Name and address of agent for service)

800-966-4354
Registrant's telephone number, including area code

Date of fiscal year end: October 31, 2008

Date of reporting period:  January 31, 2008

Item 1. Schedule of Investments.

Hennessy Total Return Fund
Schedule of Investments
January 31, 2008 (Unaudited)
	Number		% of Net
	of Shares	Value	Assets
COMMON STOCKS - 74.89%
Consumer Discretionary - 9.73%
General Motors Corp.	179,400	$5,078,814	5.96%
Home Depot, Inc.	104,700	3,211,149	3.77%
		8,289,963	9.73%
Consumer Staples - 10.09%
Altria Group, Inc.	95,300	7,225,646	8.48%
The Coca-Cola Co.	19,400	1,147,898	1.35%
Kraft Foods, Inc.	7,477	218,777	0.26%
		8,592,321	10.09%
Financials - 12.14%
Citigroup, Inc.	151,100	4,264,042	5.00%
J.P. Morgan Chase & Co.	128,000	6,086,400	7.14%
		10,350,442	12.14%
Health Care - 14.22%
Merck & Co., Inc.	122,700	5,678,556	6.66%
Pfizer, Inc.	275,400	6,441,606	7.56%
		12,120,162	14.22%
Industrials - 6.15%
General Electric Co.	148,100	5,244,221	6.15%

Materials - 7.35%
EI Du Pont de Nemours & Co.	138,600	6,261,948	7.35%

Telecommunication Services - 15.21%
AT&T, Inc.	172,300	6,631,827	7.78%
Verizon Communications, Inc.	163,100	6,334,804	7.43%
		12,966,631	15.21%
TOTAL COMMON STOCKS (Cost $60,135,657)		$63,825,688	74.89%

	Principal		% of Net
	Amount	Value	Assets
SHORT TERM INVESTMENTS - 69.44%
U.S. Treasury Bills - 66.69%
1.750%, due 02/21/2008	$20,000,000	$19,966,667	23.43%
2.360%, due 03/20/2008	21,000,000	20,928,320	24.56%
2.370%, due 04/24/2008	16,000,000	15,931,872	18.70%
Total U.S. Treasury Bills (Cost $56,822,316)		56,826,859	66.69%

Variable Rate Demand Notes# - 2.75%
American Family Financial Services, Inc.
2.798%	2,348,261	2,348,261	2.75%
Total Variable Rate Demand Notes (Cost $2,348,261)		2,348,261	2.75%
TOTAL SHORT TERM INVESTMENTS (Cost $59,170,577)		$59,175,120	69.44%
Total Investments (Cost $119,306,234) - 144.33%		$123,000,808	144.33%
Liabilities in Excess of Other Assets - (44.33)%		(37,781,166)	(44.33)%
TOTAL NET ASSETS - 100.00%		$85,219,642	100.00%

Footnotes
Percentages are stated as a percent of net assets.

#	Variable rate demand notes are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rates listed are as of
January 31, 2008.

The cost basis of investments for federal income tax purposes at January 31, 2008 was as follows*:

Cost of investments	$119,420,596
Gross unrealized appreciation	7,814,037
Gross unrealized depreciation	(4,233,825)
Net unrealized appreciation	$3,580,212

* Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Hennessy Balanced Fund
Schedule of Investments
January 31, 2008 (Unaudited)
	Number		% of Net
	of Shares	Value	Assets
COMMON STOCKS - 49.54%
Consumer Discretionary - 5.79%
General Motors Corp.	22,285	$630,888	4.05%
Home Depot, Inc.	8,830	270,816	1.74%
		901,704	5.79%
Consumer Staples - 6.54%
Altria Group, Inc.	10,945	829,850	5.33%
The Coca-Cola Co.	2,500	147,925	0.95%
Kraft Foods, Inc.	1,384	40,496	0.26%
		1,018,271	6.54%
Financials - 9.01%
Citigroup, Inc.	18,505	522,211	3.36%
J.P. Morgan Chase & Co.	18,490	879,200	5.65%
		1,401,411	9.01%
Health Care - 8.24%
Merck & Co., Inc.	11,400	527,592	3.39%
Pfizer, Inc.	32,300	755,497	4.85%
		1,283,089	8.24%
Industrials - 5.00%
General Electric Co.	21,970	777,958	5.00%

Materials - 4.82%
EI Du Pont de Nemours & Co.	16,605	750,214	4.82%

Telecommunication Services - 10.14%
AT&T, Inc.	21,040	809,830	5.21%
Verizon Communications, Inc.	19,765	767,672	4.93%
		1,577,502	10.14%
TOTAL COMMON STOCKS (Cost $7,863,267)		$7,710,149	49.54%

	Principal		% of Net
	Amount	Value	Assets
SHORT TERM INVESTMENTS - 50.18%
U.S. Treasury Notes - 40.85%
3.000%, 02/15/2008	$1,725,000	$1,726,484	11.09%
4.625%, 03/31/2008	1,000,000	1,004,688	6.46%
4.875%, 05/31/2008	1,000,000	1,009,376	6.49%
3.250%, 08/15/2008	2,600,000	2,615,844	16.81%
Total U.S. Treasury Notes (Cost $6,312,936)		6,356,392	40.85%

Discount Notes - 8.90%
Federal Home Loan Bank Discount Note,
1.702%, due 02/01/2008	1,385,000	1,385,000	8.90%
Total Discount Notes (Cost $1,385,000)		1,385,000	8.90%

Variable Rate Demand Notes# - 0.43%
American Family Financial Services, Inc.
2.798%	67,217	67,217	0.43%
Total Variable Rate Demand Notes (Cost $67,217)		67,217	0.43%
TOTAL SHORT TERM INVESTMENTS (Cost $7,765,153)		$7,808,609	50.18%
Total Investments (Cost $15,628,420) - 99.72%		$15,518,758	99.72%
Other Assets in Excess of Liabilities - 0.28%		42,833	0.28%
TOTAL NET ASSETS - 100.00%		$15,561,591	100.00%

Footnotes
Percentages are stated as a percent of net assets.

#	Variable rate demand notes are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rates listed are as of
January 31, 2008.

The cost basis of investments for federal income tax purposes at January 31, 2008 was as follows*:

Cost of investments	$15,755,335
Gross unrealized appreciation	383,199
Gross unrealized depreciation	(619,776)
Net unrealized depreciation	$(236,577)

* Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  The Hennessy Funds, Inc.

By (Signature and Title)                      /s/ Neil J. Hennessy
Neil J. Hennessy, President

Date           3/24/08

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*                   /s/ Neil J. Hennessy
Neil J. Hennessy, President

Date           3/24/08

By (Signature and Title)*                   /s/ Teresa M. Nilsen
Teresa M. Nilsen
Treasurer
(Principal Executive Officer)

Date           3/24/08